Environmental Rehabilitation Obligation (Tables)	12 Months Ended
Mar. 31, 2023
Environmental Rehabilitation Obligation [Abstract]
Schedule of reconciliation of obligations associated retirement properties
Balance, April 1, 2021	$7,863
Reclamation expenditures	(467)
Unwinding of discount of environmental rehabilitation	269
Revision of provision	812
Foreign exchange impact	262
Balance, March 31, 2022	$8,739
Reclamation expenditures	(740)
Unwinding of discount of environmental rehabilitation	239
Revision of provision	(248)
Foreign exchange impact	(672)
Balance, March 31, 2023	$7,318